Employment costs	12 Months Ended
Dec. 31, 2018
Disclosure Of Employee Cost Explanatory [Abstract]
Employment costs

5 Employment costs

		2018	2017	2016
	Note	US$m	US$m	US$m
Total employment costs
– Wages and salaries		4,154	4,129	4,235
– Social security costs		336	337	429
– Net post-retirement charge	44	532	500	522
– Share-based payment charge	43	122	91	116
		5,144	5,057	5,302
Less: charged within provisions (a)	26	(416)	(292)	(421)
Total employment costs	4	4,728	4,765	4,881

(a)

Amounts included above in respect of provisions for pensions, post-retirement healthcare, long service leave and other employee entitlements which are included in “Provisions (including exchange differences on provisions)” in note 4.